Interests in subsidiaries (Detail 1.1) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 USD ($)
Disclosure Of Significant Investments In Subsidiaries [Table]
Share capital | $	$ 304		$ 322
UBS AG Subsidiaries
Disclosure Of Significant Investments In Subsidiaries [Table]
Company	UBS AG
Registered office	Zurich and Basel, Switzerland
Share capital | SFr		SFr 385.8
Equity interest accumulated in %	100.00%
UBS Business Solutions AG
Disclosure Of Significant Investments In Subsidiaries [Table]
Company	UBS Business Solutions AG
Registered office	Zurich, Switzerland
Share capital | SFr		SFr 1.0
Equity interest accumulated in %	100.00%
UBS AG
Disclosure Of Significant Investments In Subsidiaries [Table]
Share capital | $	$ 338		$ 338